Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

	For the Years Ended December 31,
	2020	2021	2022
	%	%	%
PRC Statutory income tax rates	25.0	25.0	25.0
Change in valuation allowance	(20.9)	(16.0)	(20.3)
R&D expenses super-deduction	(0.7)	(4.3)	(2.9)
Non-deductible expenses and non-taxable income incurred	(2.2)	(1.1)	0.4
Difference in EIT rates of certain subsidiaries	0.1	(0.3)	0.1
Effect of preferential income tax rates	(0.8)	(3.4)	(1.9)
Total	0.5	(0.1)	0.4

Schedule of aggregate amount and per share effect of the preferential income tax rates

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(d))
Aggregate amount	11,239	4,411	3,929	570
Basic and diluted net loss per share effect	—	—	—	—

Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	18,124	15,393	2,232
Net operating loss carry forwards	657,571	483,092	70,042
Carryforwards of deductible advertising expenses	11,321	11,349	1,645
Allowance for doubtful accounts	252,605	246,930	35,801
Subtotal	939,621	756,764	109,720
Less: valuation allowance	(939,621)	(756,764)	(109,720)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(2,382)	(1,741)	(252)
Total non-current deferred tax liabilities, net	(2,382)	(1,741)	(252)

Schedule of movement of valuation allowance

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	1,246,296	1,332,721	939,621	136,232
Additions	396,582	29,089	31,324	4,541
Written-off for expiration of net operating losses	(304,939)	(414,409)	(212,636)	(30,829)
Utilization of previously unrecognized tax losses and deductible advertising expenses	(5,218)	(7,780)	(1,545)	(224)
Balance at the end of the year	1,332,721	939,621	756,764	109,720